UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-22605

Capital Group Emerging Markets Total Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Courtney R. Taylor

Capital Group Emerging Markets Total Opportunities Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

IMAGE OMITTED [imgbabd27bc1.jpg]

Capital Group Emerging Markets Total Opportunities Fund®

Investment portfolio

January 31, 2019

unaudited

Common stocks 44.89% Asia-Pacific 23.07% China 4.57%	Shares	Value (000)
Alibaba Group Holding Ltd. (ADR)1	2,300	$387
China Merchants Bank Co., Ltd., Class H2	21,500	95
China Oilfield Services Ltd., Class H2	100,000	99
China Unicom (Hong Kong) Ltd.2	102,000	118
Ctrip.com International, Ltd. (ADR)1	8,500	283
Huazhu Group Ltd. (ADR)	1,000	32
Hutchison China MediTech Ltd. (ADR)1	7,512	170
IMAX China Holding, Inc.2	58,270	149
Jiangsu Hengrui Medicine Co., Ltd., Class A2	7,000	63
Longfor Group Holdings Ltd.2	114,000	353
Ping An Insurance (Group) Co. of China, Ltd., Class H2	6,500	63
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. Class H2	44,500	136
Shanghai Pharmaceutical (Group) Co., Ltd., Class H2	39,200	84
Tencent Holdings Ltd.2	3,100	139
		2,171
Hong Kong 4.75%
AIA Group Ltd.2	42,500	382
BeiGene, Ltd. (ADR)1	700	91
Chow Sang Sang Holdings International Ltd.2	109,000	160
CK Asset Holdings Ltd.2	17,000	144
Galaxy Entertainment Group Ltd.2	72,000	507
Hong Kong Exchanges and Clearing Ltd.2	1,100	34
Sands China Ltd.2	107,600	515
WH Group Limited2	486,500	424
		2,257
India 3.73%
Adani Ports & Special Economic Zone Ltd.2	7,000	33
Bharti Airtel Ltd.2	25,571	110
HDFC Bank Ltd.2	3,316	97
HDFC Bank Ltd. (ADR)	1,200	118
ICICI Bank Ltd.2	67,182	344
Info Edge (India) Ltd.2	17,957	443
Kotak Mahindra Bank Ltd.2	5,000	88
Maruti Suzuki India Ltd.2	1,634	153
Steel Authority of India Ltd.1,2	94,257	62
Tata Steel Ltd.2	47,985	324
		1,772
Indonesia 1.83%
Astra International Tbk PT2	189,400	115
Bank Central Asia Tbk PT2	164,500	332
Matahari Department Store Tbk PT2	197,100	99

Capital Group Emerging Markets Total Opportunities Fund — Page 1 of 13

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Common stocks (continued) Asia-Pacific (continued) Indonesia (continued)	Shares	Value (000)
PT Surya Citra Media Tbk2	1,299,300	$175
Semen Indonesia (Persero) Tbk PT2	162,600	147
		868
Japan 0.44%
Kansai Paint Co., Ltd.2	8,300	146
SMC Corp.2	200	65
		211
Philippines 1.16%
Bank of the Philippine Islands2	78,218	137
Bloomberry Resorts Corp.2	1,962,473	415
		552
Singapore 1.53%
City Developments Ltd.2	53,492	365
DBS Group Holdings Ltd.2	12,100	215
Oversea-Chinese Banking Corp. Ltd.2	17,344	149
		729
South Korea 2.63%
Hyundai Motor Co.2	2,577	300
Hyundai Motor Co., Series 22	979	74
Samsung Electronics Co., Ltd.2	20,947	875
		1,249
Taiwan 2.10%
CTCI Corp. (Taiwan)2	209,000	320
MediaTek Inc.2	25,000	204
Taiwan Semiconductor Manufacturing Co., Ltd.2	64,000	475
		999
Vietnam 0.33%
Vinhomes JSC1,2	46,225	159
Total Asia-Pacific		10,967
Other markets 7.82% Australia 0.78%
Newcrest Mining Ltd.2	20,896	372
Canada 0.85%
Barrick Gold Corp.	30,100	403
Denmark 0.95%
Carlsberg A/S, Class B2	3,968	454
France 0.12%
LVMH Moët Hennessy-Louis Vuitton SE2	178	57

Capital Group Emerging Markets Total Opportunities Fund — Page 2 of 13

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Common stocks (continued) Other markets (continued) Germany 0.11%	Shares	Value (000)
Hapag-Lloyd AG2	2,002	$51
Netherlands 0.14%
ASML Holding NV2	370	65
Norway 0.62%
BW LPG Ltd.1,2	95,957	295
Sweden 0.12%
Epiroc AB, Class B1,2	6,244	56
Switzerland 0.43%
LafargeHolcim Ltd.2	4,389	206
United Kingdom 1.16%
British American Tobacco PLC2	11,500	406
PZ Cussons PLC2	48,100	113
Spirax-Sarco Engineering PLC2	400	33
		552
United States 2.54%
AES Corp.	17,600	289
Broadcom Inc.	500	134
Ensco PLC, Class A	98,700	434
MercadoLibre, Inc.	790	288
Weatherford International PLC1	92,800	60
		1,205
Total Other markets		3,716
Latin America 6.26% Argentina 0.11%
Loma Negra Compania Industrial Argentina SA (ADR)1	3,900	50
Brazil 3.85%
BR Malls Participacoes SA, ordinary nominative	52,000	208
CCR SA, ordinary nominative	141,674	578
Cyrela Brazil Realty SA, ordinary nominative	61,125	285
Hypera SA, ordinary nominative	20,300	177
Lojas Americanas SA, ordinary nominative	21,600	93
Lojas Americanas SA, preferred nominative	18,900	109
Nexa Resources SA	26,888	238
OdontoPrev SA, ordinary nominative	14,200	64
Vale SA, ordinary nominative (ADR)	6,374	79
		1,831
Chile 0.82%
Enel Américas SA (ADR)	37,614	389

Capital Group Emerging Markets Total Opportunities Fund — Page 3 of 13

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Common stocks (continued) Latin America (continued) Mexico 1.48%	Shares	Value (000)
América Móvil, SAB de CV, Series L (ADR)	43,900	$705
Total Latin America		2,975
Eastern Europe and Middle East 5.91% Romania 0.17%
OMV Petrom SA2	1,004,319	78
Russian Federation 3.63%
Alrosa PJSC2	318,905	481
Detsky Mir PJSC2	191,210	266
Global Ports Investments PLC (GDR)1,2	69,147	166
Globaltrans Investment PLC (GDR)2	5,248	52
Sberbank of Russia PJSC (ADR)2	5,600	76
TCS Group Holding PLC2,3	17,400	339
Yandex NV, Class A1	10,300	346
		1,726
Slovenia 0.59%
Nova Ljubljanska banka dd (GDR)1,2	19,600	281
United Arab Emirates 1.52%
DP World Ltd.2	28,858	513
First Abu Dhabi Bank PJSC, non-registered shares2	52,216	210
		723
Total Eastern Europe and Middle East		2,808
Africa 1.83% South Africa 1.83%
Discovery Ltd.2	31,354	379
Naspers Ltd., Class N2	1,829	423
Shoprite Holdings Ltd.2	5,500	68
Total Africa		870
Total common stocks (cost: $20,036,000)		21,336
Convertible stocks 0.52% Asia-Pacific 0.52% India 0.52%
Piramal Enterprises Ltd., convertible debenture, 7.80% 20192	223	247
Total convertible stocks (cost: $370,000)		247
Convertible bonds 0.01% Other markets 0.01% United States 0.01%	Principal amount (000)
Cobalt International Energy, Inc., convertible notes, 2.625% 20194	$332	1
Cobalt International Energy, Inc., convertible notes, 3.125% 20244	1,113	4
		5
Total convertible bonds (cost: $836,000)		5

Capital Group Emerging Markets Total Opportunities Fund — Page 4 of 13

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Bonds, notes & other debt instruments 41.73% Latin America 17.28% Argentina 2.11%	Principal amount (000)	Value (000)
Argentine Republic (Argentina Central Bank 7D Repo Reference Rate) 65.509% 20205	ARS8,117	$238
Argentine Republic 2.50% 20216	4,969	118
Argentine Republic 3.375% 2023	€230	224
Argentine Republic 16.00% 2023	ARS2,158	52
Argentine Republic 7.50% 2026	$250	222
Argentine Republic 2.50% 2038 (3.75% on 3/31/2019)7,8	250	149
		1,003
Brazil 3.34%
Brazil (Federative Republic of) 6.00% 20226	BRL402	117
Brazil (Federative Republic of) 6.00% 20246	434	128
Brazil (Federative Republic of) 10.00% 2025	300	87
Brazil (Federative Republic of) 10.00% 2027	350	102
Brazil (Federative Republic of) 6.00% 20286	1,446	444
Brazil (Federative Republic of) 6.00% 20506	851	288
Cemig Geração e Transmissão SA 9.25% 20243	$105	115
Cemig Geracao e Transmissao SA 9.25% 2024	200	219
Odebrecht Drilling Norbe 6.72% 20223,7	44	42
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)3,7,9	157	43
Odebrecht Drilling Norbe 0% 20493	70	1
		1,586
Colombia 1.07%
Colombia (Republic of) 4.00% 2024	200	203
Colombia (Republic of), Series B, 7.00% 2032	COP310,000	100
Ecopetrol SA 5.375% 2026	$159	165
Emgesa SA ESP 8.75% 2021	COP125,000	42
		510
Dominican Republic 0.99%
Dominican Republic 8.90% 2023	DOP8,000	154
Dominican Republic 6.875% 20263	$100	108
Dominican Republic 5.95% 20273	100	103
Dominican Republic 5.95% 2027	100	103
		468
Guatemala 0.41%
Guatemala (Republic of) 4.50% 2026	200	196
Honduras 0.54%
Honduras (Republic of) 6.25% 2027	250	258
Mexico 4.44%
Petróleos Mexicanos 7.47% 2026	MXN8,260	324
Red de Carreteras de Occidente 9.00% 20287	2,100	104
United Mexican States 3.50% 2021	$122	123
United Mexican States 4.50% 20256	MXN1,562	83
United Mexican States 4.00% 20466	3,750	186
United Mexican States, Series M, 8.00% 2020	2,890	151

Capital Group Emerging Markets Total Opportunities Fund — Page 5 of 13

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Bonds, notes & other debt instruments (continued) Latin America (continued) Mexico (continued)	Principal amount (000)	Value (000)
United Mexican States, Series M, 8.00% 2023	MXN6,800	$353
United Mexican States, Series M20, 10.00% 2024	13,920	786
		2,110
Panama 1.74%
ENA Norte Trust 4.95% 20287	$215	219
Panama (Republic of) 7.125% 2026	200	240
Panama (Republic of) 4.50% 20477	360	367
		826
Paraguay 1.42%
Paraguay (Republic of) 4.70% 2027	350	359
Paraguay (Republic of) 5.60% 20483	305	316
		675
Peru 0.78%
Banco de Crédito del Perú 6.875% 2026 (3-month USD-LIBOR + 6.875% on 9/16/2021)8	129	138
Peru (Republic of) 6.15% 2032	PEN760	233
		371
Uruguay 0.44%
Uruguay (Oriental Republic of) 9.875% 2022	UYU3,700	114
Uruguay (Oriental Republic of) 4.25% 20276	2,937	96
		210
Total Latin America		8,213
Asia-Pacific 10.82% China 3.39%
Bank of China Ltd. 1.875% 20197	$200	198
China Development Bank (3-month USD-LIBOR + 0.55%) 3.289% 20205	355	355
Export-Import Bank of China (3-month USD-LIBOR + 0.60%) 3.367% 20203,5	480	480
Industrial and Commercial Bank of China Ltd. 3.231% 2019	350	350
State Grid Overseas Investment Ltd. 2.75% 2019	230	230
		1,613
India 0.47%
HDFC Bank Ltd. 8.10% 2025	INR10,000	134
India (Republic of) 8.60% 2028	5,900	89
		223
Indonesia 1.98%
Indonesia (Republic of) 4.125% 20253	$325	328
Indonesia (Republic of), Series 64, 6.125% 2028	IDR1,000,000	62
Indonesia (Republic of), Series 78, 8.25% 2029	4,738,000	342
Indonesia (Republic of), Series 73, 8.75% 2031	2,854,000	210
		942
Islamic Republic of Pakistan 1.47%
Pakistan (Islamic Republic of) 7.25% 2019	$200	201
Pakistan (Islamic Republic of) 5.50% 20213	200	198
Pakistan (Islamic Republic of) 6.875% 2027	305	298
		697

Capital Group Emerging Markets Total Opportunities Fund — Page 6 of 13

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Bonds, notes & other debt instruments (continued) Asia-Pacific (continued) Philippines 0.46%	Principal amount (000)	Value (000)
Philippines (Republic of the), Series R511, 4.625% 2022	PHP5,900	$108
Philippines (Republic of the), Series 575, 5.50% 2023	5,800	109
		217
South Korea 0.42%
KT Corp. 2.625% 2019	$200	200
Sri Lanka 2.00%
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	675	660
Sri Lanka (Democratic Socialist Republic of) 6.75% 2028	200	193
Sri Lanka (Republic of) 6.25% 2020	100	100
		953
Thailand 0.63%
Bangkok Bank PCL 4.05% 20243	225	229
Thailand (Kingdom of) 2.125% 2026	THB2,200	70
		299
Total Asia-Pacific		5,144
Eastern Europe and Middle East 8.17% Armenia 0.43%
Armenia (Republic of) 6.00% 2020	$200	205
Bahrain 0.48%
Bahrain (Kingdom of) 7.00% 2028	220	228
Greece 0.69%
Greece (Hellenic Republic of) 3.45% 2024	€285	329
Kingdom of Saudi Arabia 1.19%
Saudi Arabia (Kingdom of) 3.25% 20263	$385	368
Saudi Arabia (Kingdom of) 5.00% 2049	200	199
		567
Poland 0.14%
Polish Government, Series 0428, 2.75% 2028	PLN250	67
Romania 1.28%
Romania 4.375% 2023	$310	315
Romania 2.875% 2024	€45	56
Romania 4.875% 2024	$50	52
Romania 5.125% 2048	190	187
		610
Russian Federation 0.37%
Russian Federation 5.00% 2020	100	102
Russian Federation 7.05% 2028	RUB4,900	71
		173

Capital Group Emerging Markets Total Opportunities Fund — Page 7 of 13

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Bonds, notes & other debt instruments (continued) Eastern Europe and Middle East (continued) Turkey 3.39%	Principal amount (000)	Value (000)
Turkey (Republic of) 3.00% 20226	TRY1,377	$261
Turkey (Republic of) 9.50% 2022	550	91
Turkey (Republic of) 11.00% 2022	800	138
Turkey (Republic of) 7.10% 2023	2,320	343
Turkey (Republic of) 7.375% 2025	$180	189
Turkey (Republic of) 4.25% 2026	200	177
Turkey (Republic of) 6.00% 2027	250	241
Turkey (Republic of) 5.75% 2047	200	171
		1,611
Ukraine 0.20%
Ukraine Government 7.75% 2024	100	94
Total Eastern Europe and Middle East		3,884
Africa 4.19% Egypt 0.96%
Egypt (Arab Republic of) 17.20% 2023	EGP700	39
Egypt (Arab Republic of) 15.90% 2024	3,190	170
Egypt (Arab Republic of) 4.75% 2026	€228	245
		454
Ghana 0.38%
Ghana (Republic of) 24.75% 2021	GHS825	183
Republic of Kenya 0.74%
Kenya (Republic of) 5.875% 2019	$350	352
South Africa 1.29%
South Africa (Republic of), Series R-2023, 7.75% 2023	ZAR920	69
South Africa (Republic of), Series R-186, 10.50% 2026	3,330	278
South Africa (Republic of), Series R-209, 6.25% 2036	1,456	81
South Africa (Republic of) 8.50% 2037	2,725	187
		615
Tunisia 0.82%
Banque Centrale de Tunisie 6.75% 2023	€345	388
Total Africa		1,992
Other markets 1.27% Netherlands 0.43%
IHS Netherlands Holdco BV 9.50% 2021	$200	207
Portugal 0.29%
Portuguese Republic, 1.95% 2029	€115	136
Switzerland 0.29%
Transocean Inc. 6.125% 20253,7	$135	136

Capital Group Emerging Markets Total Opportunities Fund — Page 8 of 13

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Bonds, notes & other debt instruments (continued) Other markets (continued) United States 0.26%	Principal amount (000)	Value (000)
Ensco PLC, 7.75% 2026	$80	$65
Ensco PLC, 5.75% 2044	90	59
		124
Total Other markets		603
Total bonds, notes & other debt instruments (cost: $20,123,000)		19,836
Short-term securities 12.15%
Argentinian Treasury Bills 0.23% - 1.13% due 4/30/2019 - 7/31/2020	ARS16,115	489
CPPIB Capital Inc. 2.47% due 2/12/2019	$800	799
Egyptian Treasury Bills 16.58% - 17.40% due 3/19/2019 - 4/9/2019	EGP12,100	669
Emerson Electric Co. 2.46% due 2/12/20193	$900	899
Nigerian Treasury Bills 14.42% - 14.45% due 11/21/2019 - 11/28/2019	NGN49,000	119
Nordea Bank AB 2.37% due 2/1/20193	$1,400	1,400
Swedbank AB 2.37% due 2/1/2019	1,400	1,400
Total short-term securities (cost: $5,767,000)		5,775
Total investment securities 99.30% (cost: $47,132,000)		47,199
Other assets less liabilities 0.70%		331
Net assets 100.00%		47,530

Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 1/31/2019 (000)
Purchases (000)	Sales (000)
CNH7,336	USD1,085	Citibank	2/11/2019	$9
USD281	INR19,756	HSBC Bank	2/11/2019	4
USD105	INR7,399	HSBC Bank	2/11/2019	1
USD29	MXN558	Bank of New York Mellon	2/11/2019	—10
USD106	MXN2,058	Bank of New York Mellon	2/11/2019	(2)
USD52	ZAR735	UBS AG	2/11/2019	(3)
USD155	BRL581	JPMorgan Chase	2/11/2019	(4)
USD484	KRW544,946	Goldman Sachs	2/11/2019	(5)
USD93	ZAR1,301	UBS AG	2/11/2019	(5)
USD1,067	CNH7,336	HSBC Bank	2/11/2019	(27)
TRY1,193	USD215	Bank of America, N.A.	2/19/2019	14
USD559	BRL2,082	JPMorgan Chase	2/19/2019	(11)
USD114	EUR99	Bank of America, N.A.	3/1/2019	—10
USD62	EUR54	HSBC Bank	3/1/2019	—10
ARS19,013	USD418	Goldman Sachs	7/23/2019	14
USD541	BRL2,116	Citibank	10/2/2019	(29)
CNY328	USD48	JPMorgan Chase	10/11/2019	—10
USD171	CNY1,205	Bank of America, N.A.	10/11/2019	(9)
USD812	CNY5,720	Goldman Sachs	10/11/2019	(42)
				$(95)

Capital Group Emerging Markets Total Opportunities Fund — Page 9 of 13

unaudited

1	Security did not produce income during the last 12 months.
2	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $15,573,000, which represented 32.76% of the net assets of the fund. This amount includes $15,326,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
3	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,072,000, which represented 10.67% of the net assets of the fund.
4	Scheduled interest and/or principal payment was not received.
5	Coupon rate may change periodically.
6	Index-linked bond whose principal amount moves with a government price index.
7	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
8	Step bond; coupon rate may change at a later date.
9	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
10	Amount less than one thousand.

Valuation disclosures

Capital Guardian Trust Company ("CGTC"), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Capital Group Emerging Markets Total Opportunities Fund — Page 10 of 13

unaudited

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $8,757,000.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of January 31, 2019 (dollars in thousands):

Capital Group Emerging Markets Total Opportunities Fund — Page 11 of 13

unaudited

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$1,081	$9,886	$—	$10,967
Other markets	1,608	2,108	—	3,716
Latin America	2,975	—	—	2,975
Eastern Europe and Middle East	346	2,462	—	2,808
Africa	—	870	—	870
Convertible stocks	—	247	—	247
Convertible bonds	—	5	—	5
Bonds, notes & other debt instruments
Latin America	—	8,213	—	8,213
Asia-Pacific	—	5,144	—	5,144
Eastern Europe and Middle East	—	3,884	—	3,884
Africa	—	1,992	—	1,992
Other markets	—	603	—	603
Short-term securities	—	5,775	—	5,775
Total	$6,010	$41,189	$—	$47,199

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$42	$—	$42
Liabilities:
Unrealized depreciation on open forward currency contracts	—	(137)	—	(137)
Total	$—	$(95)	$—	$(95)

*	Forward currency contracts are not included in the investment portfolio.

Key to abbreviations and symbols
ADR = American Depositary Receipts	KRW = South Korean won
ARS = Argentine pesos	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CNH = Chinese yuan renminbi	NGN = Nigerian naira
CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PHP = Philippine pesos
DOP = Dominican pesos	PLN = Polish zloty
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	THB = Thai baht
GDR = Global Depositary Receipts	TRY = Turkish lira
GHS = Ghanaian cedis	USD/$ = U.S. dollars
IDR = Indonesian rupiah	UYU = Uruguayan pesos
INR = Indian rupees	ZAR = South African rand

Capital Group Emerging Markets Total Opportunities Fund — Page 12 of 13

unaudited

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-370-0319O-S66000	Capital Group Emerging Markets Total Opportunities Fund — Page 13 of 13

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP EMERGING MARKETS TOTAL OPPORTUNITIES FUND

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: March 29, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2019